UNITED STATES
                       SECURITES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------

Check here if Amendment [_]; Amendment Number:
                                               --------------
This Amendment (Check only one): [_]  is a restatement.
                                 [_]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Atalanta Sosnoff Capital, LLC
          ---------------------------------
Address:  101 Park Avenue
          ---------------------------------
          New York, NY 10178
          ---------------------------------

Form 13F File Number:  28-01162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:   Kevin S. Kelly
        -------------------------------------------------
Title:  Chief Operating Officer & Chief Financial Officer
        -------------------------------------------------
Phone:  (212) 867-5000
        -------------------------------------------------

Signature, Place and Date of Signing:

/s/ Kevin S. Kelly             New York, N.Y.            01/14/08
-----------------------        ------------------        ----------
[Signature]                    [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
--------------------------------------------------------------------------------

Report Summary:


Number of Other Included Managers:          ONE
                                            ---


Form 13F Information Table Entry Total:     123
                                            ---


Form 13F Information Table Value Total:     6,862,116 (thousands)
                                            ---------


List of Other Included Managers:

No.   13F File Number   Name

 2    28-01974          Atalanta Sosnoff Management, LLC
---   ---------------   --------------------------------

                                Atalanta Sosnoff
                                    FORM 13F
                         Atalanta Sosnoff Capital, LLC
                               December 31, 2007

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100   112931  2011241 SH       Sole                           2011241
ACE LIMITED ORD                COM              G0070K103    41720   675292 SH       Sole                            675292
AETNA INC                      COM              00817Y108    43592   755105 SH       Sole                            755105
ALLIANCEBERNSTEIN HLD LP UNIT  COM              01881G106    21029   279449 SH       Sole                            279449
ALTRIA GROUP INC COM           COM              02209S103    51615   682921 SH       Sole                            682921
AMERICAN TOWER CORP            COM              029912201    56901  1335712 SH       Sole                           1335712
APPLE INC                      COM              037833100   142701   720419 SH       Sole                            720419
AT&T INC                       COM              00206R102   120926  2909667 SH       Sole                           2909667
BOEING CO                      COM              097023105   100349  1147371 SH       Sole                           1147371
CELGENE CORP                   COM              151020104    64497  1395744 SH       Sole                           1395744
CISCO SYS INC                  COM              17275R102    60086  2219643 SH       Sole                           2219643
COMPANHIA VALE DO RIO DOCE ADR COM              204412209    66274  2028597 SH       Sole                           2028597
CORNING INC                    COM              219350105    46460  1936624 SH       Sole                           1936624
CROWN CASTLE INTL CORP         COM              228227104     6138   147550 SH       Sole                            147550
CVS/CAREMARK CORP              COM              126650100    87776  2208212 SH       Sole                           2208212
DEERE & CO                     COM              244199105    20059   215410 SH       Sole                            215410
EQUINIX INC                    COM              29444U502     2173    21500 SH       Sole                             21500
EXPRESS SCRIPTS INC            COM              302182100      843    11550 SH       Sole                             11550
GENERAL DYNAMICS CORP          COM              369550108    91083  1023515 SH       Sole                           1023515
GENERAL ELECTRIC CO            COM              369604103      360     9700 SH       Sole                              9700
GILEAD SCIENCES INC            COM              375558103   129821  2821585 SH       Sole                           2821585
GOLDMAN SACHS GROUP INC        COM              38141G104   112010   520857 SH       Sole                            520857
GOODRICH CORP                  COM              382388106   101136  1432321 SH       Sole                           1432321
GOOGLE INC CL A                COM              38259P508   198877   287611 SH       Sole                            287611
HEWLETT PACKARD CO             COM              428236103   107533  2130204 SH       Sole                           2130204
HOST HOTELS & RESORTS INC      COM              44107P104      194    11395 SH       Sole                             11395
INTEL CORP                     COM              458140100   107054  4015518 SH       Sole                           4015518
ISHARES TRUST MSCI EAFE INDEX  COM              464287465      452     5760 SH       Sole                              5760
LEHMAN BROS HLDGS INC          COM              524908100    95970  1466538 SH       Sole                           1466538
LOCKHEED MARTIN CORP           COM              539830109     2853    27100 SH       Sole                             27100
LOEWS CORP                     COM              540424108    49775   988780 SH       Sole                            988780
LOEWS CORP CAROLINA GROUP      COM              540424207    61301   718653 SH       Sole                            718653
MCDONALDS CORP                 COM              580135101    77084  1308508 SH       Sole                           1308508
MEDCOHEALTH SOLUTIONS INC      COM              58405U102   122644  1209504 SH       Sole                           1209504

                                Atalanta Sosnoff
                                    FORM 13F
                         Atalanta Sosnoff Capital, LLC
                               December 31, 2007

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
MEDTRONIC INC                  COM              585055106    57014  1134148 SH       Sole                           1134148
MERCK & CO INC                 COM              589331107   105580  1816903 SH       Sole                           1816903
MERRILL LYNCH & CO INC         COM              590188108    89788  1672657 SH       Sole                           1672657
MICROSOFT CORP                 COM              594918104   158541  4453392 SH       Sole                           4453392
NII HOLDINGS INC CL B          COM              62913F201      277     5739 SH       Sole                              5739
NOKIA CORP SPONSORED ADR       COM              654902204   122741  3197204 SH       Sole                           3197204
PRUDENTIAL FINANCIAL INC       COM              744320102      930    10000 SH       Sole                             10000
RESEARCH IN MOTION LTD         COM              760975102    63766   562311 SH       Sole                            562311
SBA COMMUNICATIONS CORP        COM              78388J106     2674    79015 SH       Sole                             79015
SCHLUMBERGER LTD               COM              806857108   100856  1025268 SH       Sole                           1025268
STANDARD & POORS DEPOSITARY    COM              78462F103     2402    16430 SH       Sole                             16430
STRYKER CORP                   COM              863667101    59519   796559 SH       Sole                            796559
TRANSOCEAN INC NEW             COM              G90073100      859     6000 SH       Sole                              6000
UNION PAC CORP                 COM              907818108    56215   447501 SH       Sole                            447501
UNITED TECHNOLOGIES CORP       COM              913017109   104633  1367036 SH       Sole                           1367036
UNITEDHEALTH GROUP INC         COM              91324P102     1389    23863 SH       Sole                             23863
WEATHERFORD INTL LTD           COM              G95089101    70741  1031206 SH       Sole                           1031206
WELLPOINT INC                  COM              94973V107    38650   440560 SH       Sole                            440560
WMS INDS INC                   COM              929297109      453    12350 SH       Sole                             12350
REPORT SUMMARY                 53 DATA RECORDS             3341244            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

                                Atalanta Sosnoff
                                    FORM 13F
                        Atalanta Sosnoff Management, LLC
                               December 31, 2007

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC REVERSE CONVER CV BND           06738CYC7      135   135000 PRN      Sole                            135000
ABBOTT LABS                    COM              002824100   114553  2040122 SH       Sole                           2040122
ACE LIMITED ORD                COM              G0070K103    55781   902901 SH       Sole                            902901
AETNA INC                      COM              00817Y108    40735   705604 SH       Sole                            705604
AIR PRODS & CHEMS INC          COM              009158106      635     6436 SH       Sole                              6436
ALLIANCEBERNSTEIN HLD LP UNIT  COM              01881G106     8696   115564 SH       Sole                            115564
ALTRIA GROUP INC COM           COM              02209S103    66766   883380 SH       Sole                            883380
AMERICAN EXPRESS CO            COM              025816109     1483    28505 SH       Sole                             28505
AMERICAN TOWER CORP            COM              029912201    56651  1329847 SH       Sole                           1329847
APPLE INC                      COM              037833100   144378   728887 SH       Sole                            728887
AT&T INC                       COM              00206R102   118886  2860589 SH       Sole                           2860589
BANK OF AMERICA CORPORATION    COM              060505104      553    13400 SH       Sole                             13400
BEST BUY INC                   COM              086516101     1025    19465 SH       Sole                             19465
BOEING CO                      COM              097023105   127551  1458393 SH       Sole                           1458393
CAPITAL ONE FINANCIAL CORP     COM              14040H105     1101    23300 SH       Sole                             23300
CB RICHARD ELLIS GROUP INC     COM              12497T101      594    27555 SH       Sole                             27555
CELGENE CORP                   COM              151020104    76399  1653302 SH       Sole                           1653302
CISCO SYS INC                  COM              17275R102    69172  2555307 SH       Sole                           2555307
COMPANHIA VALE DO RIO DOCE ADR COM              204412209    79145  2422552 SH       Sole                           2422552
CONOCOPHILLIPS                 COM              20825C104     1273    14422 SH       Sole                             14422
CORNING INC                    COM              219350105    53744  2240255 SH       Sole                           2240255
CROWN CASTLE INTL CORP         COM              228227104      381     9164 SH       Sole                              9164
CVS/CAREMARK CORP              COM              126650100    85798  2158432 SH       Sole                           2158432
DEERE & CO                     COM              244199105    49838   535206 SH       Sole                            535206
DELL INC                       COM              24702R101      960    39187 SH       Sole                             39187
E M C CORP MASS                COM              268648102      814    43925 SH       Sole                             43925
FREEPORT MCMORAN COPPER&GOLD   COM              35671D857      871     8505 SH       Sole                              8505
GENERAL DYNAMICS CORP          COM              369550108   114296  1284364 SH       Sole                           1284364
GENERAL ELECTRIC CO            COM              369604103     2333    62927 SH       Sole                             62927
GILEAD SCIENCES INC            COM              375558103   125536  2728459 SH       Sole                           2728459
GOLDMAN SACHS GROUP INC        COM              38141G104   101713   472976 SH       Sole                            472976
GOODRICH CORP                  COM              382388106   129193  1829664 SH       Sole                           1829664
GOOGLE INC CL A                COM              38259P508   219893   318004 SH       Sole                            318004
GRAYD RESOURCE CORP            COM              388902108        1    10000 SH       Sole                             10000
HALLIBURTON CO                 COM              406216101      949    25025 SH       Sole                             25025
HEWLETT PACKARD CO             COM              428236103   103095  2042286 SH       Sole                           2042286
HOME DEPOT INC                 COM              437076102      657    24372 SH       Sole                             24372
IBM CORP                       COM              459200101     3495    32331 SH       Sole                             32331
INDIA FD INC                   COM              454089103     1115    17908 SH       Sole                             17908
INTEL CORP                     COM              458140100   101537  3808588 SH       Sole                           3808588
ISHARES TRUST KLD SELECT SOCIA COM              464288802      524     8500 SH       Sole                              8500
JOHNSON & JOHNSON              COM              478160104     2015    30207 SH       Sole                             30207

                                Atalanta Sosnoff
                                    FORM 13F
                        Atalanta Sosnoff Management, LLC
                               December 31, 2007

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
KRAFT FOODS INC                COM              50075N104      217     6663 SH       Sole                              6663
LEHMAN BROS HLDGS INC          COM              524908100    69724  1065463 SH       Sole                           1065463
LOEWS CORP                     COM              540424108    55721  1106897 SH       Sole                           1106897
LOEWS CORP CAROLINA GROUP      COM              540424207    59659   699404 SH       Sole                            699404
MARATHON OIL CORP              COM              565849106     1911    31405 SH       Sole                             31405
MCDONALDS CORP                 COM              580135101    73158  1241868 SH       Sole                           1241868
MEDCOHEALTH SOLUTIONS INC      COM              58405U102   109730  1082154 SH       Sole                           1082154
MEDTRONIC INC                  COM              585055106    58653  1166758 SH       Sole                           1166758
MERCK & CO INC                 COM              589331107   105634  1817825 SH       Sole                           1817825
MERRILL LYNCH & CO INC         COM              590188108    91006  1695347 SH       Sole                           1695347
MICROSOFT CORP                 COM              594918104   152767  4291218 SH       Sole                           4291218
NOKIA CORP SPONSORED ADR       COM              654902204   118649  3090613 SH       Sole                           3090613
PFIZER INC                     COM              717081103      277    12179 SH       Sole                             12179
PG&E CORP                      COM              69331C108     1029    23875 SH       Sole                             23875
QUALCOMM INC                   COM              747525103      490    12450 SH       Sole                             12450
RESEARCH IN MOTION LTD         COM              760975102    49383   435476 SH       Sole                            435476
SCHLUMBERGER LTD               COM              806857108   124765  1268325 SH       Sole                           1268325
STRYKER CORP                   COM              863667101    60300   807012 SH       Sole                            807012
TEXAS INSTRS INC               COM              882508104      581    17390 SH       Sole                             17390
UNION PAC CORP                 COM              907818108    42079   334967 SH       Sole                            334967
UNITED TECHNOLOGIES CORP       COM              913017109   100700  1315651 SH       Sole                           1315651
UNITEDHEALTH GROUP INC         COM              91324P102    70781  1216166 SH       Sole                           1216166
WAL MART STORES INC            COM              931142103     1780    37443 SH       Sole                             37443
WEATHERFORD INTL LTD           COM              G95089101    62263   907626 SH       Sole                            907626
WELLPOINT INC                  COM              94973V107    44241   504291 SH       Sole                            504291
WESCO INTERNATIONAL INC        COM              95082P105      788    19875 SH       Sole                             19875
WTS DIME BANCORP INC NEW       COM              25429Q110        3    21250 SH       Sole                             21250
DAVIS NEW YORK VENTURE FUND CL                  239080104      313 7816.838 SH       Sole                          7816.838
REPORT SUMMARY                 70 DATA RECORDS             3520872            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


                                       2